Basis of Presentation	3 Months Ended
Mar. 31, 2014
Basis of Presentation
1.	Basis of Presentation

In the opinion of the management of Navigator Holdings Ltd. (the “Company”), the accompanying unaudited condensed consolidated financial statements reflect all normal recurring adjustments, necessary for a fair presentation of the financial position of the Company and its subsidiaries as of March 31, 2014; the results of operations for the three months ended March 31, 2014 and 2013; statement of stockholders equity for the three months ended March 31, 2014 and 2013; and cash flows for the three months ended March 31, 2014 and year ended December 31, 2013.

These unaudited condensed consolidated financial statements of the Company and its subsidiaries have been prepared in accordance with generally accepted accounting principles in the United States of America for interim reporting. Also, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States of America for complete financial statements. The results for the period ended March 31, 2014 are not necessarily indicative of results for the full 2014 fiscal year or any other future periods. It is recommended that these financial statements be read in conjunction with our consolidated financial statements and notes thereto for the year ended December 31, 2013.